Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Schedule Of Outstanding Balances Of Bank Borrowings Abstract
Bank overdraft	$ 0	$ 0	$ 2,957
Collateralized and guaranteed	0	0	4,753,714
Bank borrowings	0	0	4,756,671
Less: current maturities	0	0	(4,756,671)
Non-current maturities	$ 0	$ 0	$ 0